Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Non-Controlling Interest [Abstract]
Schedule of non-controlling interest included in the equity and the income
The non-controlling interest included in the equity and the income from the subsidiaries is summarized as follows:

				Other comprehensive income
As of December 31, 2019	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	178	6	1	-	1	7
Santander Corredores de Bolsa Limitada	49.41	22,301	625	(261)	71	(190)	435
Santander Asesorías Financieras Limitada(1)	0.97	498	9	-	-	-	9
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Klare Corredora de Seguros S.A.	49.90	3,782	(503)	-	-	-	(503)
Santander Consumer Chile S.A. (2)	49.00	24,564	1,544	-	-	-	1,544
Subtotal		51,325	1,681	(260)	71	(189)	1,492
Entities controlled through other considerations:
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	3,777	1,031	-	-	-	1,031
Bansa Santander S.A.	100.00	20,051	(486)	-	-	-	(486)
Multiplica Spa	100.00	4,480	(4)	-	-	-	(4)
Subtotal		28,308	541	-	-	-	541

Total		79,633	2,222	(260)	71	(189)	2,033

(1) Ex Santander Agente de Valores Limitada

(2) On November27, 2019, the Bank acquired the 51% of Santander Consumer S.A., the remaining 49% is accounted as non-controlling interest.

				Other comprehensive income
As of December 31, 2018	Non-controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	172	4	(2)	-	(2)	2
Santander Corredores de Bolsa Limitada	49.41	21,673	755	(84)	2	(82)	673
Santander Agente de Valores Limitada	0.97	488	99	-	-	-	99
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Subtotal		22,335	858	(86)	2	(84)	774
Entities controlled through other considerations:
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	3,777	852	-	-	-	852
Bansa Santander S.A.	100.00	20,051	2,650	-	-	-	2,650
Subtotal		23,828	3,502	-	-	-	3,502

Total		46,163	4,360	(86)	2	(84)	4,276

				Other comprehensive income
As of December 31, 2017	Non-controlling	Equity	Income	Available for sale investments	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	167	4	-	-	-	4
Santander Corredores de Bolsa Limitada	49.41	21,000	702	470	(134)	336	1,038
Santander Agente de Valores Limitada	0.97	389	132	-	-	-	132
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Subtotal		21,558	838	470	(134)	336	1,174
Entities controlled through other considerations:
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	2,925	741	-	-	-	741
Bansa Santander S.A.	100.00	17,401	10,869	-	-	-	10,869
Subtotals		20,326	11,610	-	-	-	11,610

Total		41,883	12,448	470	(134)	336	12,784

Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests
The overview of the financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests is as follows, which does not include consolidation or conforming accounting policy adjustments:

	As of December 31,
	2019				2018				2017
				Net				Net				Net
	Assets	Liabilities	Capital	income	Assets	Liabilities	Capital	income	Assets	Liabilities	Capital	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Santander Corredora de Seguros Limitada	82,918	12,372	68,159	2,387	77,764	9,595	66,374	1,795	76,177	9,803	64,937	1,437
Santander Corredores de Bolsa Limitada	1,479,974	1,434,843	43,866	1,265	102,228	57,999	42,691	1,538	88,711	45,855	41,424	1,432
Santander Asesorias Financieras Limitada(*)	51,505	51	50,481	973	50,552	71	40,177	10,304	44,910	4,732	26,569	13,609
Santander S.A. Sociedad Securitizadora	636	88	639	(91)	704	66	728	(90)	400	50	432	(82)
Klare Corredora de Seguros S.A.	8,303	724	8,586	(1,007)	-	-	-	-	-	-	-	-
Santander Consumer Chile S.A.	505,059	452,528	39,951	12,580	-	-	-	-	-	-	-	-
Santander Gestión de Recaudación y Cobranzas Ltda.	8,200	3,392	3,777	1,031	6,932	3,155	2,925	852	10,826	7,901	2,184	741
Bansa Santander S.A.	87,607	68,042	20,051	(486)	20,437	386	17,401	2,650	25,535	8,134	6,533	10,868
Multiplica Spa	4,480	4	4,480	(4)	-	-	-	-	-	-	-	-
Total	2,228,682	1,972,044	239,990	16,648	258,617	71,272	170,296	17,049	246,559	76,475	142,079	28,005